SEGMENT AND GEOGRAPHIC AREA INFORMATION - Geographic Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,282.8	$ 1,843.2	$ 2,137.0
Long-lived assets	6,583.6	7,060.0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	510.7	852.8	704.6
Long-lived assets	3,065.6	3,199.5
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	390.6	363.9	408.7
Long-lived assets	633.9	818.4
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	193.8	312.6	403.6
Long-lived assets	862.8	813.7
Trinidad [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	127.0	130.4	141.7
Long-lived assets	599.5	622.0
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58.2	120.6	163.0
Long-lived assets	1,067.2	1,229.9
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2.5	62.9	$ 315.4
Long-lived assets	$ 354.6	$ 376.5